Loans from Related Parties	12 Months Ended
Dec. 31, 2024
Loans from Related Parties [Abstract]
LOANS FROM RELATED PARTIES

NOTE 10 – LOANS FROM RELATED PARTIES

A.	Composition:

	See subsection	December 31
	# below	2024	2023

Loans from related parties in respect of salaries	B	-	43
		-	43

B.	Additional information

The loans are unlinked, do not bear interest, and have no fixed repayment date. In respect of the fact that the said loans do not bear interest and their terms do not reflect market terms, the Company accounted for the loans as transactions with controlling shareholders that involve an equity benefit. Therefore, the Company was required to estimate the rate of the interest it would have been required to pay had the loans been received from third parties that are not related to the Company. In 2023, 2022 and 2021, the said interest rate, used by the Company in the reporting periods for the purpose of recognizing finance expenses in respect of the said loans (against a corresponding amount recognized in equity), was estimated by the Company with the assistance of an independent external appraiser, at 17%.

On June 28, 2022 the related parties informed the Company that they waived the above-mentioned debt, which amounted to $908. On December 31, 2022 the related parties informed the Company that they waived $93 of this above-mentioned debt. The total amount waived in 2022 was $1,001.